Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Prepaid Expenses
(1)     Details of prepaid expenses as of December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Current assets:
Incremental costs of obtaining contracts	￦	1,897,233	1,577,992
Others		133,317	190,351

		2,030,550	1,768,343

Non-current assets:
Incremental costs of obtaining contracts		1,152,748	799,607
Others		88,681	95,665

	￦	1,241,429	895,272

Summary of Incremental Costs of Obtaining Contracts That Capitalized as Assets and Related Amortization Recognized as Commissions
(2)     Incremental costs of obtaining contracts
The amortization and impairment losses in connection with incremental costs of obtaining contracts recognized during the years ended December 31, 2019 and 2018 are as follows:

(In millions of won)
	December 31, 2019		December 31, 2018
Amortization and impairment losses recognized	￦	2,193,333	2,002,460